STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
 New York, New York 10038
July 29, 2016
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Masters Fund File Nos. 333-211675 and 811-22859
Dear Ms. Dubey:
On behalf of A&Q Masters Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "Registration Statement") (also constituting Amendment No. 7 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended).
Accompanying this filing are requests for acceleration, on behalf of the Fund and UBS Financial Services Inc., the Fund's distributor, of the Amendment to Monday, August 1, 2016, or as soon thereafter as practicable.
The Amendment is marked to show changes from the versions of the prospectus and statement of additional information ("SAI") included in the Registration Statement filed with the Commission on May 27, 2016.  These changes consist of those made in response to comments of the staff (the "Staff") of the Commission relating to the Registration Statement, that were provided to me by Ms. Anu Dubey of the Staff by telephone on June 28, 2016 and July 26, 2016, as well as various stylistic changes and disclosure clarifications.
Set forth below is a summary of the Staff's comments and the Fund's responses thereto.  For the convenience of the Staff, the comments have been repeated in the headings below, and the Fund's response follows each heading.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.
PROSPECTUS
Cover Pages
Comment 1.                          Please revise the third bullet under the caption entitled "Risk; Restrictions on Transfer; No Trading Market" to include reference to returns of capital.
Response 1.                          We propose to revise the disclosure as follows:
The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund's performance, such as the net proceeds from the sale of Shares, returns of capital and borrowings.
Summary of Fund Expenses
Comment 2.                          Please underline only the Acquired Fund Fees and Expenses and Fee Waiver figures in the fee table.
Response 2.                          The requested change has been made.
Comment 3.                          Please explain why the Example does not include the impact of the Incentive Fee.  See Instruction 7.a. to Item 3.1. of Form N-2.
Response 3.                          The Example illustrates the fixed expenses an investor will bear, directly or indirectly, on a $1,000 investment, assuming a 5% annual return.  In light of the requirement to include the Fund's Acquired Fund Fees and Expenses (3.83%) in the Example, and the assumption of a 5% annual return, the Fund will not earn an Incentive Fee, as the Fund's net profits, by definition, are calculated net of Fund total annual expenses (5.51%).  The Examples, therefore, cannot reflect the impact of the Incentive Fee.
Performance Information
Comment 4.                          Please revise the disclosure to include the Fund's average annual returns for 1-year period and since July 1, 2013 (date of reorganization), both net and gross of the Fund's sales load.  Alternatively, the disclosure regarding the Fund's total return and hypothetical $50,000 investment could be moved to Appendix B.
Response 4.                          We propose to delete the disclosure regarding the Fund's total return and hypothetical $50,000 investment under the caption entitled "Performance Information," and to add two new tables to Appendix B:  (i) the Fund's total returns for the periods from (a) July 1, 2013 (date of reorganization) to March 31, 2016, and (b) July 1, 1995 (inception of the Predecessor Fund) to March 31, 2016, both net and gross of the Fund's sales load; and (ii) net gain based on a hypothetical $50,000 investment in the Fund for the periods from (a) July 1, 2013 (date of reorganization) to March 31, 2016, and (b) July 1, 1995 (inception of the Predecessor Fund) to March 31, 2016, both net and gross of the Fund's sales load.  Additionally, we propose to include in the average annual total return table in Appendix B the Fund's average annual return since July 1, 2013 (date of reorganization), both net and gross of the Fund's sales load.
Appendix B:  Fund Performance Information
Comment 5.                          Please advise us supplementally that the Adviser will maintain the books, internal working papers and any other records or documents "necessary to form the basis for or demonstrate the calculation of the performance or rate of return" of the Fund, as required by Rule 204-2(a)(16) under the Investment Advisers Act of 1940, as amended (the "Advisers Act").
Response 5.                          We advise you that, as required by Rule 204-2(a)(16) under the Advisers Act, the Adviser will maintain the books, internal working papers and any other records or documents "necessary to form the basis for or demonstrate the calculation of the performance or rate of return" of the Fund.
Comment 6.                          Please confirm that the Fund's final amendments to its Schedule TOs will be filed promptly pursuant to Rule 13e-4(c)(4) under the Securities Exchange Act of 1934.
Response 6.                          The Fund's final amendments to its Schedule TOs will be filed promptly (i.e., as soon as reasonably practicable under the facts and circumstances at the time) pursuant to Rule 13e-4(c)(4) under the Securities Exchange Act of 1934.  The Fund expects that it will file such final amendments within 60 days of each valuation date (i.e., of quarter-end).  Any outstanding final amendments to the Fund's Schedule TOs will be filed next week.
*     *     *     *     *     *     *     *
In addition to the foregoing changes, the Amendment formally incorporates the Fund's audited financial statements for the fiscal year ended March 31, 2016 and summary financial highlights derived therefrom.  A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information, numerical data and disclosure clarifications.
Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:
1.            A separate letter from the Fund in which the Fund acknowledges that:
•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to Monday, August 1, 2016, or as soon thereafter as practicable.
We hope the Staff finds this letter and the revisions in the prospectus and SAI responsive to the Staff's comments.  Should you have any questions or comments, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).
Very truly yours,

/s/ Brad A. Green
 Brad A. Green
cc:  Gary L. Granik

A&Q MASTERS FUND
c/o UBS Hedge Fund Solutions LLC
600 Washington Boulevard
 Stamford, Connecticut 06901

July 29, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey
Re:	A&Q Masters Fund (the "Fund")
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-211675; 811-22859)
Ladies and Gentlemen:
Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Fund's Registration Statement on Form N-2 to August 1, 2016, or as soon thereafter as practicable.
Very truly yours,
A&Q MASTERS FUND

By:	/s/ Dylan Germishuys
	Name:	Dylan Germishuys
	Title:	Authorized Person

UBS FINANCIAL SERVICES INC.
1285 Avenue of the Americas
New York, New York 10019

July 29, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Ms. Anu Dubey

Re:	A&Q Masters Fund (the "Fund")
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-211675; 811-22859)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund's Registration Statement be accelerated so that it will be declared effective on August 1, 2016, or as soon thereafter as practicable.
Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above-referenced Amendment to the Fund's Registration Statement.  Prospective investors will receive final prospectuses.
Sincerely,
UBS FINANCIAL SERVICES INC.

By:	/s/ Anna Gindes
	Name:	Anna Gindes
	Title:	Authorized Person

A&Q MASTERS FUND
c/o UBS Hedge Fund Solutions LLC
600 Washington Boulevard
Stamford, Connecticut 06901

July 29, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Ms. Anu Dubey
Re:	A&Q Masters Fund (the "Fund") File Nos. 333-211675; 811-22859
Ladies and Gentlemen:
At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2, File No. 333-211675, the undersigned Fund acknowledges the following:
•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,
A&Q MASTERS FUND

By:	/s/ Dylan Germishuys
	Name:	Dylan Germishuys
	Title:	Authorized Person